Disposal of Qingtian International School (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disposal of Qingtian International School [Line Items]
Additional paid in capital	¥ 333,552,470	$ 46,979,883	¥ 305,460,907
Qingtian International School [Member]
Disposal of Qingtian International School [Line Items]
Percentage of sponsorship interest	100.00%	100.00%
Additional Paid-in Capital [Member]
Disposal of Qingtian International School [Line Items]
Additional paid in capital	¥ 3,700,000
Zhejiang Lishui Qiaoxiang Education Consulting Service Co Ltd [Member]
Disposal of Qingtian International School [Line Items]
Consideration value	¥ 23,200,000